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                               ALPINE EQUITY TRUST
                                3435 Stelzer Road
                              Columbus, Ohio 43219

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                                 (888) 785-5578

                                 January 5, 1999

VIA EDGAR
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Securities and Exchange Commission
EDGAR Operations Branch
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Alpine Equity Trust (the "Trust")
                           1933 Act File No. 33-25378
                           1940 Act File No. 811-5684

Ladies and Gentlemen:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information dated December 29, 1998, that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from those contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 20 on December 29, 1998.

                                              Sincerely,


                                              ALPINE EQUITY TRUST


                                              By:      /s/ Samuel A. Lieber
                                                       -----------------------
                                              Name:    Samuel A. Lieber
                                              Title:   President